ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
1
Shares Security Description Value
Common Stock - 97.5%
Basic Materials - 1.1%
45,133 Dakota Gold Corp.
(a)
$ 205,355
2,572 Kaiser Aluminum Corp. 198,456
45,525 Northern Technologies International Corp. 350,998
82,222 Taseko Mines, Ltd.
(a)
347,799
1,102,608
Consumer Discretionary - 9.7%
6,240 Acme United Corp. 256,963
6,420 Allegiant Travel Co.
(a)
390,144
6,974 American Public Education, Inc.
(a)
275,264
36,112 Arhaus, Inc.
(a)
383,871
6,044 Beazer Homes USA, Inc.
(a)
148,380
4,250 BJ's Restaurants, Inc.
(a)
129,753
2,247 Civeo Corp. 51,681
5,734 Climb Global Solutions, Inc. 773,173
35,812 Crown Crafts, Inc. 104,213
142,301 Digital Turbine, Inc.
(a)
910,726
48,165 Duluth Holdings, Inc., Class B
(a)
188,325
54,800 El Pollo Loco Holdings, Inc.
(a)
531,560
11,075 First Watch Restaurant Group, Inc.
(a)
173,213
74,910 Fluent, Inc.
(a)
166,300
182,887 FTAI Infrastructure, Inc. 797,387
8,734 Gentherm, Inc.
(a)
297,480
30,730 Guess?, Inc. 513,498
27,396 Interface, Inc. 792,840
5,607 Jack in the Box, Inc. 110,850
2,825 Kura Sushi USA, Inc., Class A
(a)
167,833
18,498 Lands' End, Inc.
(a)
260,822
6,638 Liquidity Services, Inc.
(a)
182,080
10,153 Malibu Boats, Inc., Class A
(a)
329,465
5,440 Matthews International Corp., Class A 132,083
29,495 Owlet, Inc.
(a)
249,823
9,441 Pursuit Attractions and Hospitality, Inc.
(a)
341,575
76,274 Sportsman's Warehouse Holdings, Inc.
(a)
211,279
4,138 Standard Motor Products, Inc. 168,913
28,475 Topgolf Callaway Brands Corp.
(a)
270,513
13,441 Universal Technical Institute, Inc.
(a)
437,505
657 Victoria's Secret & Co.
(a)
17,831
17,025 Zumiez, Inc.
(a)
333,860
10,099,203
Consumer Staples - 1.7%
48,206 Cronos Group, Inc.
(a)
134,013
53,503 Mama's Creations, Inc.
(a)
562,316
7,505 Oil-Dri Corp. of America 458,105
49,616 SunOpta, Inc.
(a)
290,750
5,131 The Chefs' Warehouse, Inc.
(a)
299,291
1,744,475
Energy - 4.5%
9,134 American Superconductor Corp.
(a)
542,468
1,159 Centrus Energy Corp., Class A
(a)
359,371
12,590 Civitas Resources, Inc. 409,175
10,277 Flotek Industries, Inc.
(a)
150,044
58,025 Geospace Technologies Corp.
(a)
1,100,154
21,835 Innovex International, Inc.
(a)
404,821
94,365 NPK International, Inc.
(a)
1,067,268
29,547 Oil States International, Inc.
(a)
179,055
12,090 Stabilis Solutions, Inc.
(a)
52,713
115,050 VAALCO Energy, Inc. 462,501
4,727,570
Shares Security Description Value
Financials - 14.1%
6,752 Alpine Banks of Colorado, Class B $ 213,701
98,847 American Coastal Insurance Corp.
(a)
1,125,867
6,860 Banco Latinoamericano de Comercio
Exterior SA, Class E 315,354
1,916 Bank First Corp. 232,430
11,720 Bank of Marin Bancorp 284,562
11,946 Bankwell Financial Group, Inc. 528,611
7,392 Business First Bancshares, Inc. 174,525
33,909 Capitol Federal Financial, Inc. 215,322
8,344 Central Pacific Financial Corp. 253,157
8,609 CNB Financial Corp. 208,338
5,670 Community Trust Bancorp, Inc. 317,237
9,818 ConnectOne Bancorp, Inc. 243,585
18,385 Customers Bancorp, Inc.
(a)
1,201,827
2,311 Dave, Inc.
(a)
460,698
6,660 Enova International, Inc.
(a)
766,499
5,431 First Financial Corp. 306,526
8,873 First Internet Bancorp 199,021
37,223 First Western Financial, Inc.
(a)
857,060
29,136 Heritage Commerce Corp. 289,320
7,804 Heritage Financial Corp./WA 188,779
15,619 Heritage Insurance Holdings, Inc.
(a)
393,286
12,320 Horizon Bancorp, Inc. 197,243
21,583 International General Insurance Holdings,
Ltd. 500,726
1,656 Investors Title Co. 443,526
5,407 LendingTree, Inc.
(a)
349,995
62,800 Medallion Financial Corp. 634,280
5,120 Mercantile Bank Corp. 230,400
36,531 Metalla Royalty & Streaming, Ltd.
(a)
231,972
14,000 Northrim BanCorp, Inc. 303,240
15,973 OP Bancorp 222,344
6,533 Porch Group, Inc.
(a)
109,624
13,014 PRA Group, Inc.
(a)
200,936
19,730 Regional Management Corp. 768,681
18,019 Silvercrest Asset Management Group, Inc. 283,799
34,599 SuRo Capital Corp. 311,391
7,355 Texas Capital Bancshares, Inc.
(a)
621,718
4,699 Unity Bancorp, Inc. 229,640
7,908 Univest Financial Corp. 237,398
14,652,618
Health Care - 21.2%
91,847 908 Devices, Inc.
(a)
804,580
124,192 Accuray, Inc.
(a)
207,401
43,529 Aclaris Therapeutics, Inc.
(a)
82,705
18,936 Adaptive Biotechnologies Corp.
(a)
283,283
3,409 Addus HomeCare Corp.
(a)
402,228
7,241 ADMA Biologics, Inc.
(a)
106,153
22,749 Agenus, Inc.
(a)
87,584
8,500 AnaptysBio, Inc.
(a)
260,270
10,139 ARS Pharmaceuticals, Inc.
(a)
101,897
14,183 Astria Therapeutics, Inc.
(a)
103,252
35,227 Avanos Medical, Inc.
(a)
407,224
20,612 Azenta, Inc.
(a)
591,977
10,500 Beta Bionics, Inc.
(a)
208,635
10,631 Bicara Therapeutics, Inc.
(a)
167,863
21,532 BioLife Solutions, Inc.
(a)
549,281
11,307 CareDx, Inc.
(a)
164,404
3,300 Celcuity, Inc.
(a)
163,020
12,908 Cogent Biosciences, Inc.
(a)
185,359
12,257 Cormedix, Inc.
(a)
142,549
19,469 Corvus Pharmaceuticals, Inc.
(a)
143,487
44,461 CytomX Therapeutics, Inc.
(a)
141,831

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
2
Shares Security Description Value
Health Care - 21.2% (continued)
8,738 Edgewise Therapeutics, Inc.
(a)
$ 141,730
20,290 Electromed, Inc.
(a)
498,119
36,323 Embecta Corp. 512,518
15,550 Eton Pharmaceuticals, Inc.
(a)
337,901
10,000 EyePoint Pharmaceuticals, Inc.
(a)
142,400
19,375 Harmony Biosciences Holdings, Inc.
(a)
533,975
138,433 Harvard Bioscience, Inc.
(a)
60,703
12,414 Healthcare Services Group, Inc.
(a)
208,928
7,841 HealthStream, Inc. 221,430
17,500 Immunome, Inc.
(a)
204,925
35,353 InfuSystem Holdings, Inc.
(a)
366,257
27,555 Inmode, Ltd.
(a)
410,570
8,563 Intellia Therapeutics, Inc.
(a)
147,883
19,479 iRadimed Corp. 1,386,126
4,779 Kiniksa Pharmaceuticals International
PLC
(a)
185,569
65,248 KORU Medical Systems, Inc.
(a)
249,900
4,226 LeMaitre Vascular, Inc. 369,817
36,056 MannKind Corp.
(a)
193,621
95,451 MiMedx Group, Inc.
(a)
666,248
126,282 Niagen Bioscience, Inc.
(a)
1,178,211
13,021 OptimizeRx Corp.
(a)
266,930
24,438 Organogenesis Holdings, Inc.
(a)
103,128
10,295 Orthofix Medical, Inc.
(a)
150,719
13,598 OrthoPediatrics Corp.
(a)
251,971
21,520 Pacira BioSciences, Inc.
(a)
554,570
24,663 Pediatrix Medical Group, Inc.
(a)
413,105
9,829 Phibro Animal Health Corp., Class A 397,681
51,353 Photronics, Inc.
(a)
1,178,551
24,170 Phreesia, Inc.
(a)
568,478
48,685 Quipt Home Medical Corp.
(a)
127,068
6,017 Rigel Pharmaceuticals, Inc.
(a)
170,462
13,254 Sensus Healthcare, Inc.
(a)
41,618
36,781 SI-BONE, Inc.
(a)
541,416
6,227 Stoke Therapeutics, Inc.
(a)
146,334
8,060 Supernus Pharmaceuticals, Inc.
(a)
385,187
14,952 Syndax Pharmaceuticals, Inc.
(a)
230,037
65,711 Taysha Gene Therapies, Inc.
(a)
214,875
24,230 The Joint Corp.
(a)
231,154
19,806 The Pennant Group, Inc.
(a)
499,507
12,970 Theravance Biopharma, Inc.
(a)
189,362
17,837 Trevi Therapeutics, Inc.
(a)
163,209
9,821 Tyra Biosciences, Inc.
(a)
137,396
4,198 US Physical Therapy, Inc. 356,620
5,250 Utah Medical Products, Inc. 330,592
6,121 Xenon Pharmaceuticals, Inc.
(a)
245,758
63,531 Xeris Biopharma Holdings, Inc.
(a)
517,142
20,378 Zymeworks, Inc.
(a)
348,056
22,082,740
Industrials - 24.4%
6,758 Aebi Schmidt Holding AG
(a)
84,272
8,469 AerSale Corp.
(a)
69,361
20,927 Allient, Inc. 936,483
28,942 Amprius Technologies, Inc.
(a)
304,470
6,977 Applied Digital Corp.
(a)
160,052
32,149 Archer Aviation, Inc., Class A
(a)
307,988
25,366 Barrett Business Services, Inc. 1,124,221
3,541 Bel Fuse, Inc., Class B 499,352
42,915 BGSF, Inc.
(a)
304,697
5,917 BlueLinx Holdings, Inc.
(a)
432,414
8,819 CECO Environmental Corp.
(a)
451,533
14,763 Columbus McKinnon Corp. 211,701
65,128 Concrete Pumping Holdings, Inc.
(a)
459,152
Shares Security Description Value
Industrials - 24.4% (continued)
52,087 Core Molding Technologies, Inc.
(a)
$ 1,070,388
3,832 CRA International, Inc. 799,087
58,358 Cryoport, Inc.
(a)
553,234
189,600 DHI Group, Inc.
(a)
527,088
26,357 Ducommun, Inc.
(a)
2,533,698
1,916 DXP Enterprises, Inc./TX
(a)
228,138
22,610 eHealth, Inc.
(a)
97,449
17,778 Energy Recovery, Inc.
(a)
274,137
26,991 Enovix Corp.
(a)
269,100
14,061 Franklin Covey Co.
(a)
272,924
16,393 Freightcar America, Inc.
(a)
160,324
19,907 Graham Corp.
(a)
1,092,894
29,289 Great Lakes Dredge & Dock Corp.
(a)
351,175
37,443 Information Services Group, Inc. 215,297
11,502 Insteel Industries, Inc. 440,987
23,172 Janus International Group, Inc.
(a)
228,708
21,676 Kornit Digital, Ltd.
(a)
292,626
20,554 Mayville Engineering Co., Inc.
(a)
282,823
12,582 Mesa Laboratories, Inc. 843,120
13,153 Montrose Environmental Group, Inc.
(a)
361,181
29,460 Myers Industries, Inc. 499,052
7,635 Napco Security Technologies, Inc. 327,923
6,085 Natural Gas Services Group, Inc. 170,319
16,655 Orion Energy Systems, Inc.
(a)
145,565
34,240 Park Aerospace Corp. 696,442
4,425 Primoris Services Corp. 607,685
79,394 Proficient Auto Logistics, Inc.
(a)
547,025
79,956 Ranpak Holdings Corp.
(a)
449,353
2,929 RCM Technologies, Inc.
(a)
77,765
143,450 Resources Connection, Inc. 724,423
48,358 Soldi Power, Inc.
(a)
167,802
7,937 Tectonic Therapeutic, Inc.
(a)
124,532
3,344 The Gorman-Rupp Co. 155,195
2,052 The Monarch Cement Co. 479,819
40,221 Thermon Group Holdings, Inc.
(a)
1,074,705
12,700 Titan Machinery, Inc.
(a)
212,598
5,864 Transcat, Inc.
(a)
429,245
12,311 Ultra Clean Holdings, Inc.
(a)
335,475
17,538 Ultralife Corp.
(a)
119,609
39,668 Vishay Precision Group, Inc.
(a)
1,271,359
48,476 Wabash National Corp. 478,458
25,334,423
Real Estate - 1.8%
71,680 Apartment Investment and Management
Co. REIT
(a)
568,422
49,359 Plymouth Industrial REIT, Inc. 1,102,187
18,389 Whitestone REIT 225,817
1,896,426
Technology - 14.3%
29,217 A10 Networks, Inc. 530,289
143,582 ADTRAN Holdings, Inc.
(a)
1,346,799
7,689 Aeva Technologies, Inc.
(a)
111,491
70,838 Amplitude, Inc., Class A
(a)
759,383
11,600 Arlo Technologies, Inc.
(a)
196,620
45,412 Arteris, Inc.
(a)
458,661
45,185 AstroNova, Inc.
(a)
462,694
31,170 Asure Software, Inc.
(a)
255,594
17,149 Backblaze, Inc., Class A
(a)
159,143
29,229 Blaze Holdings, Inc.
(a)
100,840
10,432 Cerence, Inc.
(a)
129,983
16,840 CEVA, Inc.
(a)
444,744
24,702 Cohu, Inc.
(a)
502,192
15,932 Consensus Cloud Solutions, Inc.
(a)
467,923

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
3
At September 30, 2025 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 14.3% (continued)
9,529 Donnelley Financial Solutions, Inc.
(a)
$ 490,077
36,527 Evolv Technologies Holdings, Inc.
(a)
275,779
17,738 Hurco Cos., Inc.
(a)
308,641
16,272 Ichor Holdings, Ltd.
(a)
285,085
24,502 Immersion Corp. 179,845
173,315 indie Semiconductor, Inc., Class A
(a)
705,392
40,148 inTEST Corp.
(a)
313,556
52,100 Key Tronic Corp.
(a)
185,997
46,253 Magnite, Inc.
(a)
1,007,390
4,042 Materion Corp. 488,314
16,253 Mitek Systems, Inc.
(a)
158,792
15,274 nLight, Inc.
(a)
452,569
7,217 NVE Corp. 471,054
28,826 OneSpan, Inc. 458,045
9,368 Ouster, Inc.
(a)
253,404
12,605 PDF Solutions, Inc.
(a)
325,461
9,673 Penguin Solutions, Inc.
(a)
254,207
67,010 Rackspace Technology, Inc.
(a)
94,484
52,108 Ribbon Communications, Inc.
(a)
198,010
19,260 Shutterstock, Inc. 401,571
21,971 Solaris Energy Infrastructure, Inc., Class A 878,181
100,625 Teads Holding Co.
(a)
166,031
15,761 Veeco Instruments, Inc.
(a)
479,607
13,878 Viant Technology, Inc., Class A
(a)
119,767
14,877,615
Telecommunications - 1.6%
43,075 Aviat Networks, Inc.
(a)
987,710
81,074 Ondas Holdings, Inc.
(a)
625,891
1,613,601
Utilities - 3.1%
20,116 Aris Water Solutions, Inc., Class A 496,061
47,850 Enviri Corp.
(a)
607,217
59,793 Perma-Fix Environmental Services, Inc.
(a)
603,909
25,470 Pure Cycle Corp.
(a)
281,953
115,557 Select Water Solutions, Inc., Class A 1,235,304
3,224,444
Total Common Stock (Cost $82,986,432) 101,355,723
Shares Security Description Value
Money Market Fund - 2.4%
2,515,494 First American Government Obligations
Fund, Class X, 4.04%
(b)
(Cost $2,515,494) 2,515,494
Investments, at value - 99.9% (Cost $85,501,926) $ 103,871,217
Other Assets & Liabilities, Net - 0.1% 116,333
Net Assets - 100.0% $ 103,987,550
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30, 2025.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
9 CME
E-mini Russell
2000 Index
Future 12/12/25 $ 1,093,558 $ 1,104,975 $ 11,417
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 103,871,217 $ 11,417
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 103,871,217 $ 11,417